Note 3 - Revenue	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

3. REVENUE

During the years ended December 31, 2022 and 2021, we recognized $0.93 million and $0.14 million of revenue, respectively, derived from contracts with licensees.  The contracts provide access to specified patented technologies as they exist at a point in time, and we have no obligation to provide any future updates.  The consideration received by us was negotiated as part of a settlement of patent litigation where no prior license agreement existed.  The performance obligations were satisfied upon our dismissal of patent enforcement actions with each licensee which was contingent upon our receipt of the negotiated and agreed-upon lump-sum payments from the licensees.  The contracts included no variable consideration.  All consideration received was recorded to licensing revenue as there were no other material components of the contracts.  No contract assets or liabilities exist as of December 31, 2022.